Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 216,340
Deposits	[1]	945,843	$ 966,049	$ 943,849
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		293,366	309,983	295,316
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		20,184	20,198	19,271
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		33,975	34,709	34,416
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		114,253	115,267	109,683
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 123	$ 122	$ 124

[1]	Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $123 (January 31, 2025 – $122; October 31, 2024 – $124) of non-interest-bearing deposits.